Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,478,296.71
Previously Paid Amount	0
Total Fee Amount	204.16
Total Offset Amount	0
Net Fee	$ 204.16
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A